TRANSACTIONS WITH RELATED PARTIES (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Net revenue	₫ 90,178,628	$ 3,589,770,630	₫ 44,019,015	₫ 27,883,821
Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			5,900,800
Related party
TRANSACTIONS WITH RELATED PARTIES
Net revenue	24,373,900	970,300,000	13,482,800	19,305,400
Related party | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			1,485,300	1,729,858
Related party | Borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings	41,470,796	1,650,841,766	60,854,614	91,531,622
Related party | Borrowings | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings				3,540,000
Related party | Borrowings | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings			2,130,000	6,920,000
Related party | Borrowings | Suoi Hoa JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings			230,000	685,000
Related party | Borrowings | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings			18,474,000
Related party | Borrowings | Vincom Retail Landmark 81 LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings			140,000
Related party | Borrowings | Thai Son Construction Investment JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings				7,500,000
Related party | Borrowings | Green City Development JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings				5,720,000
Related party | Asset borrowing fee | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	74,346	2,959,516
Related party | Commission fee | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	92,004	3,662,434
Related party | Borrowings (converted from interest payable) | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, borrowings	7,308,731	290,941,085	2,792,567
Related party | Interest expense | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	9,464,120	376,741,372	8,014,773	4,341,287
Related party | Interest expense | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				42,262
Related party | Interest expense | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			138,128	117,031
Related party | Interest expense | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			327,755
Related party | Interest expense | Thai Son Construction Investment JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				86,136
Related party | Interest expense | Green City Development JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				134,363
Related party | Sub-lease income | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	121,660	4,842,960
Related party | Capital contribution by offsetting against borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	40,000,000	1,592,293,300	20,000,000	1,173,000
Related party | Capital contribution receipt in cash | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				765,000
Related party | Loan receivables | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables				31,708
Related party | Loan receivables | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables			300,000	11,210,000
Related party | Loan receivables | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables			9,900,000
Related party | Loan receivables | Vinmec JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction, loan receivables				1,040,000
Related party | Disposal of asset | Green Future JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	267,255	10,638,709	27,082
Related party | Vehicle rental fee | Green Future JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	62,948	2,505,792
Related party | Interest receivable | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				1,335
Related party | Interest receivable | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			2,071	331,394
Related party | Interest receivable | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			180,197
Related party | Interest receivable | Vinmec JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				15,671
Related party | Sponsorship contribution - accounted for as deemed contribution | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				1,667,786
Related party | Sponsorship contribution - accounted for as deemed contribution | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	173	6,887	74,904
Related party | Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	23,000,000	915,568,648	8,277,310	22,795,472
Related party | Sponsorship contribution - accounted for as deemed contribution | Vinsmart JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			12,000,000
Related party | Cash received for disposal of ICE assets (inclusive of VAT receivable) | VIG
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			1,642,444
Related party | Deemed contribution from owner to VinFast's customers | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			5,900,755
Related party | Cash received from spin-off of Novatech transaction | Pham Nhat Vuong
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	39,828,245	1,585,456,192
Related party | Sale of vehicles | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	86,190	3,430,994	9,777	23,101
Related party | Sale of vehicles | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	94,193	3,749,572	1,613,572
Related party | Sale of smart devices | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	79,830	3,177,819	5,681	136,773
Related party | Service fee | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	82,103	3,268,301	82,934	68,002
Related party | Service fee | VHIZ Hai Phong JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	117,372	4,672,266	14,364
Related party | Service fee | VHIZ Ha Tinh JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	57,101	2,273,038
Related party | Purchase of hospitality vouchers | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	39,303	1,564,548	55,423	160,564
Related party | Purchase of other services | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	178,718	7,114,287	126,523	96,026
Related party | Purchase of assets, materials and tools | VinFast Lithium Battery Pack LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	13,056	519,725	138,425	5,140
Related party | Purchase of voucher | VinApp JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	301,611	12,006,329
Related party | Hotel service expenses | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	30,038	1,195,733	19,370	43,044
Related party | Purchase of fixed assets, tools, materials and goods | Vinsmart JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	260	10,350	225,082	25,279
Related party | Payment on behalf | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			1,580	171,750
Related party | Payment on behalf | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	1,842,209	73,333,426	650,066
Related party | Rental showrooms and charging stations | Vincom Retail Operation LLC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	111,896	4,454,281	174,200	109,551
Related party | Revenue from sale of electric buses | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Net revenue	₫ 27,545	$ 1,096,493	₫ 87,963	₫ 170,427
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Revenue from sale of electric buses | Ecology JSC
TRANSACTIONS WITH RELATED PARTIES
Net revenue			₫ 21,545	₫ 254,902
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Revenue from sale of vehicles | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Net revenue	₫ 16,897,059	$ 672,626,846	₫ 9,852,019	₫ 18,557,705
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Revenue from sale of vehicles | PT Xanh SM Indo
TRANSACTIONS WITH RELATED PARTIES
Net revenue	₫ 3,329,993	$ 132,558,139	₫ 1,654,307
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Revenue from sale of vehicles | GSM Philippines
TRANSACTIONS WITH RELATED PARTIES
Net revenue	₫ 1,632,491	$ 64,985,112
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Revenue from sale of vehicles | Green Future JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 1,786,321	$ 71,108,674	₫ 52,347
Related party | Other revenue | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Net revenue			₫ 53,796	₫ 9,184
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Late payment penalty interest | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 163,676	$ 6,515,505	₫ 245,817	₫ 143,856
Related party | Transportation supporting cost | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	164,576	6,551,332
Related party | Revenue from business cooperation contracts | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Net revenue	₫ 232,438	$ 9,252,737	₫ 55,298
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party	Related party
Related party | Charging subsidies | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 1,547,218	$ 61,590,621	₫ 179,197
Related party | Information technology service fee | VinCSS JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	23,929	952,550	61,353	₫ 94,196
Related party | Information technology service fee | VinSmart Future JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	350,738	13,961,944	103,642	60,020
Related party | Purchase of asset | V-Green JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	114,841	4,571,514
Related party | Origination of finance lease | VHIZ Ha Tinh JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	3,422,114	136,225,230
Related party | Unwinding interest from finance lease | VHIZ Ha Tinh JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	250,674	9,978,663
Related party | Unwinding interest from financing agreement | VHIZ Hai Phong JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	1,992,475	79,315,115	283,217
Related party | Purchase of services | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	64,506	2,567,812	35,288	27,588
Related party | Purchase of fixed assets, tools and materials | VinAI JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	68,812	2,739,222	₫ 20,993	₫ 14,526
Related party | Purchase of materials | V-G
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	4,158,982	165,557,979
Related party | Net proceeds from the spin-off transaction | Novatech JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 701,402	$ 27,920,943